Operating Expense Limitation (Q2) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Other Income And Expenses [Abstract]
Limitation on total operating expenses, percentage of average invested assets for the four most recently completed fiscal quarter	2.00%	2.00%
Limitation on total operating expenses, percentage of net income for the four most recently completed fiscal quarter	25.00%	25.00%